Commitments, Contingencies and Guarantees (Narrative) (Details)	0 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended
	May 31, 2011 USD ($)	Mar. 01, 2011 USD ($)	Oct. 05, 2010 USD ($)	Aug. 31, 2009	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Apr. 30, 2010 USD ($)	Jan. 31, 2008 EUR (€)	Mar. 31, 2011 Westlb Ag [Member] USD ($)
Long-term Purchase Commitment, Amount					$ 478,000,000	¥ 39,543,000,000	¥ 50,690,000,000
Resale Agreements					16,160,000,000	1,337,000,000,000	2,306,000,000,000
Repurchase Agreements					19,390,000,000	1,605,000,000,000	1,072,000,000,000
Obligation to Return Securities Received as Non-Collateral					3,620,000,000	300,000,000,000	188,000,000,000
Operating Leases, Rent Expense, Sublease Rentals					592,000,000	48,957,000,000	49,374,000,000	46,467,000,000
Lease agreement in years				20
Area leased by subsidiary (in square foot)				525,000
Capital Leased Assets, Gross					300,000,000	24,855,000,000	26,099,000,000
Contingent Liability Related to Note Payable Dispute									1,000,000,000
Income Tax Examination, Disputed Claim										33,800,000
Bankruptcy Claims, Amount of Claims Filed			34,000,000
Approximate Claim Amount to be Paid											22,000,000
Special Purpose Company Rights		156,000,000
Loan Repurchase Claims Received by Subsidiaries Unresolved	796,000,000
Cash Collateral for Borrowed Securities					$ 82,000,000	¥ 6,761,000,000	¥ 8,089,000,000